UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21317
                                                      ---------

                              PMFM Investment Trust
                              ---------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
            (Address of principal executive offices)      (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2005
                                               ------------

                   Date of reporting period: February 28, 2005
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS



                                                    PMFM Managed Portfolio Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

                                                                                                                           Value
                                                                                      Shares                              (note 1)
                                                                                     --------                            ---------
EXCHANGE TRADED FUNDS - 76.24%

          Energy Select Sector SPDR Fund .........................................    349,900                          $ 15,343,115
          iShares MSCI EAFE Index Fund ...........................................     43,960                             7,172,074
          iShares MSCI Emerging Markets Index Fund ...............................     32,330                             7,119,713
          iShares Russell Midcap Value Index Fund ................................    124,810                            14,228,340
          iShares S&P SmallCap 600 Index Fund ....................................    187,390                            30,638,265
          iShares S&P SmallCap 600/BARRA Value Index Fund ........................    176,300                            21,378,138
          Utilities Select Sector SPDR Fund ......................................    232,670                             6,759,063
                                                                                                                       ------------

      Total Exchange Traded Funds (Cost $100,860,012) .......................................                           102,638,708
                                                                                                                       ------------

INVESTMENT COMPANY - 20.80%

          Merrimac Cash Series Nottingham Shares ................................. 28,006,533                            28,006,533
          (Cost $28,006,533)                                                                                           ------------

PRIVATE INVESTMENT COMPANY - 2.55%

      (b) Pamlico Enhanced Cash Trust ............................................  3,435,505                             3,435,505
          (Cost $3,435,505)                                                                                            ------------

Total Value of Investments (Cost $132,302,050 (c)) ..........................................            99.59 %       $134,080,746
Other Assets Less Liabilities ...............................................................             0.41 %            545,962
                                                                                                        ------         ------------
      Net Assets ............................................................................           100.00 %       $134,626,708
                                                                                                        ======         ============

     (a)  All investments are income producing.

     (b)  Restricted  Security - A restricted  security cannot be resold to the general public without prior  registration under the
          Securities Act of 1933.  Restricted  securities are valued according to the guidelines and procedures adopted by the Board of Trustees.  These  securities are purchased and redeemed on a continuous  basis as part of a short-term  cash investment program.  The program allows participants to purchase and redeem these securities on demand and therefore,  value per unit is the same as cost.

     (c)  Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation)
          of investments for financial reporting and federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation ...........................................................           $ 1,868,623
          Aggregate gross unrealized depreciation ...........................................................               (89,927)
                                                                                                                        -----------

                Net unrealized appreciation .................................................................           $ 1,778,696
                                                                                                                        ===========



                                                                                                                        (Continued)

                          PMFM Managed Portfolio Trust

                            PORTFOLIO OF INVESTMENTS

                               February 28, 2005
                                   (Unaudited)

Note 1 -

Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

                                             PMFM Tactical Preservation Portfolio Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2005
                                                             (Unaudited)


                                                                                                                           Value
                                                                                      Shares                              (note 1)
                                                                                     --------                            ---------
EXCHANGE TRADED FUNDS - 49.46%

          Energy Select Sector SPDR Fund .........................................    24,160                           $  1,059,416
          iShares MSCI EAFE Index Fund ...........................................    11,520                              1,879,488
          iShares Russell Midcap Value Index Fund ................................    17,240                              1,965,360
          iShares S&P SmallCap 600 Index Fund ....................................    18,950                              3,098,325
          Utilities Select Sector SPDR Fund ......................................    29,960                                870,338
                                                                                                                       ------------

      Total Exchange Traded Funds (Cost $8,763,351) ........................................                              8,872,927
                                                                                                                       ------------

INVESTMENT COMPANY - 43.35%

          Merrimac Cash Series Nottingham Shares ................................. 7,778,377                              7,778,377
          (Cost $7,778,377)                                                                                            ------------

PRIVATE INVESTMENT COMPANY - 5.32%

      (b) Pamlico Enhanced Cash Trust ............................................   954,158                                954,158
          (Cost $954,158)                                                                                              ------------

Total Value of Investments (Cost $17,495,886 (c)) ..........................................             98.13 %       $ 17,605,462
Other Assets Less Liabilities ..............................................................              1.87 %            334,954
                                                                                                        -------        ------------
      Net Assets ...........................................................................            100.00 %       $ 17,940,416
                                                                                                        =======        ============

     (a)  All investments are income producing.

     (b)  Restricted  Security - A restricted  security cannot be resold to the general public without prior  registration under the
          Securities Act of 1933.  Restricted  securities are valued according to the guidelines and procedures adopted by the Board of Trustees.  These  securities are purchased and redeemed on a continuous  basis as part of a short-term  cash investment program.  The program allows participants to purchase and redeem these securities on demand and therefore,  value per unit is the same as cost.

     (c)  Aggregate cost for federal income tax purposes is $17,506,864.  Unrealized  appreciation/(depreciation) of investments for federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation ..............................................................       $    121,155
          Aggregate gross unrealized depreciation ..............................................................            (22,557)
                                                                                                                       ------------

                    Net unrealized appreciation ................................................................       $     98,598
                                                                                                                       ============




                                                                                                                         (Continued)

                   PMFM Tactical Preservation Portfolio Trust

                            PORTFOLIO OF INVESTMENTS

                                February 28, 2005
                                   (Unaudited)

Note 1 -

Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

                                                PMFM Tactical Opportunities Porfolio

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

                                                                                                                           Value
                                                                                      Shares                              (note 1)
                                                                                     --------                            ---------
EXCHANGE TRADED FUNDS - 85.35%

          iShares Russell 2000 Index Fund ..........................................  72,100                           $  9,104,788
          Nasdaq 100 Index Tracking Stock .......................................... 129,950                              4,836,739
          SPDR Trust Series 1 ......................................................  37,740                              4,552,576
                                                                                                                       ------------

          Total Exchange Traded Funds (Cost $18,490,504) ................................................                18,494,103
                                                                                                                       ------------

INVESTMENT COMPANY - 1.88%

          Merrimac Cash Series Trust ............................................... 407,139                                407,139
          (Cost $407,139)                                                                                              ------------

PRIVATE INVESTMENT COMPANY - 0.23%

      (b) Pamlico Enhanced Cash Trust ..............................................  49,943                                 49,943
          (Cost $49,943)                                                                                               ------------

Total Value of Investments (Cost $18,947,586 (c)) ..........................................             87.46 %       $ 18,951,185
Other Assets Less Liabilities ..............................................................             12.54 %          2,717,580
                                                                                                        -------        ------------
      Net Assets ...........................................................................            100.00 %       $ 21,668,765
                                                                                                        =======        ============


FINANCIAL FUTURES - Long                                                                       Cumulative
                                                                                              Appreciation
                                                                                            ----------------
      (a) 99 Contracts         Nasdaq 100 E-Mini Future, expires March 2005,
                               principal amount $2,965,545, value $2,994,750                   $  29,205
      (a) 105 Contracts        Russell Mini Future, expires March 2005,
                               principal amount $6,693,715, value $6,643,350                   $ (50,365)
      (a) 56 Contracts         S&P 500 E-Mini Future, expires March 2005,
                               principal amount $3,380,580, value $3,369,100                   $ (11,480)
                                                                                            ----------------

          Total Cumulative Appreciation                                                        $ (32,640)
                                                                                            ================


     (a) Non-income producing investment.

     (b)  Restricted  Security - A restricted  security cannot be resold to the general public without prior  registration under the
          Securities Act of 1933.  Restricted  securities are valued according to the guidelines and procedures adopted by the Board of Trustees.  These  securities are purchased and redeemed on a continuous  basis as part of a short-term  cash investment program.  The program allows participants to purchase and redeem these securities on demand and therefore,  value per unit is the same as cost.







                                                                                                                        (Continued)

                                                PMFM Tactical Opportunities Porfolio

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)


     (c)  Aggregate cost for federal income tax purposes is $19,020,466.  Unrealized  appreciation/(depreciation) of investments for federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation .......................................................              $    177,450
          Aggregate gross unrealized depreciation .......................................................                  (279,371)
                                                                                                                       ------------

                      Net unrealized depreciation .......................................................              $   (101,921)
                                                                                                                       ============


Note 1 -

Security  Valuation - The Fund's  investments  in securities are carried at value.  Securities  listed on an exchange or quoted on a national  market  system  are  valued  at the last  sales  price as of 4:00  p.m.  Eastern  Time.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent bid price.
Securities and assets for which  representative  market  quotations are not readily  available  (e.g.,  if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value  calculation)  or which cannot be accurately  valued using the Fund's normal pricing  procedures  are valued at fair value as  determined  in good faith under  policies  approved by the  Trustees.  A portfolio security's  "fair value" price may differ from the price next available for that portfolio  security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

























Item 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PMFM Investment Trust


By: (Signature and Title)           /s/ Timothy A. Chapman
                                    ___________________________
                                    Timothy A. Chapman
                                    President and Principal Executive Officer

Date: April 25, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)           /s/ Timothy A. Chapman
                                    ___________________________
                                    Timothy A. Chapman
                                    President and Principal Executive Officer
                                    PMFM Investment Trust

Date: April 25, 2005




By: (Signature and Title)           /s/ Donald L. Beasley
                                    ___________________________
                                    Donald L. Beasley
                                    Trustee, Chairman, Treasurer and
                                    Principal Financial Officer
                                    PMFM Investment Trust

Date: April 25, 2005